Condensed Balance Sheets - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Current Assets:
Cash	$ 433,363	$ 549,249	$ 5,218,413
Accounts receivable, net	137,631	131,432	1,490
Other current assets	80,140	46,314	45,730
Total current assets	705,469	873,298	5,540,134
Non-current assets:
Property and equipment, net	25,321	26,105	23,579
Security deposits	126,145	126,145	126,145
Operating lease, right-of-use asset	317,523	362,968	446,675
Financing lease, right-of-use asset			546
Total non-current assets	528,989	515,218	596,945
Total assets	1,234,458	1,388,516	6,137,079
Current liabilities:
Accounts payable and accrued expenses	1,767,816	1,528,327	916,336
Current portion of finance lease obligation			546
Current portion of operating lease obligation	100,159	91,220	75,061
Current portion of deferred revenue	5,327	135,273	72,246
Total current liabilities	4,544,537	5,950,483	1,338,628
Long term liabilities:
Deferred revenue, net of current portion	1,066	2,705	12,978
Operating lease liabilities, net of current portion	236,717	288,836	380,056
Total long-term liabilities	237,783	291,541	2,468,034
Total liabilities	4,782,320	6,242,024	3,806,662
Preferred stock value
Additional paid-in capital	197,329,182	190,377,303	63,495,755
Accumulated deficit	(200,881,532)	(195,235,201)	(181,169,253)
Total stockholders’ deficit	(3,547,862)	(4,853,508)	(117,669,583)
Total liabilities and stockholders’ deficit	1,234,458	1,388,516	6,137,079
Redeemable Series A Preferred Stock
Long term liabilities:
Preferred stock value			120,000,000
Series A preferred stock
Long term liabilities:
Preferred stock value	400	400
Class A Common Stock
Long term liabilities:
Common stock, value	2,695	2,596	3,299
Class B Common Stock
Long term liabilities:
Common stock, value	1,393	1,394	616
Related Party
Current Assets:
Accounts receivable - related party	14,335	146,303	274,501
Prepaid assets – related party	40,000
Non-current assets:
Prepaid assets, net of current portion – related party	60,000
Current liabilities:
Accounts payable and accrued expenses - related party	245,683	330,108	274,439
Convertible Note Payable - Related Party	$ 2,425,552	3,865,555
Long term liabilities:
Convertible note payable - related party, net of current portion and debt discount			$ 2,075,000